DWS VARIABLE SERIES I

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO:

                             ----------------------

                             DWS Capital Growth VIP

The following replaces the disclosure in "The Portfolio Managers" section of the portfolio's prospectuses:

The following people handle the day-to-day management of the portfolio:

wen Fitzpatrick, CFA                              Brendan O'Neill, CFA                      Thomas M. Hynes, Jr., CFA
anaging Director of Deutsche Asset Management     Director of Deutsche Asset Management     Director of Deutsche Asset Management
nd Lead Manager of the portfolio.                 and Portfolio Manager of the portfolio.   and Portfolio Manager of the portfolio.
o Joined Deutsche Asset Management and the         o Joined Deutsche Asset Management        o Portfolio manager for US Large Cap
  portfolio in 2009.                                 in 2000 and the portfolio in 2009.        Equity: New York.
o Prior to joining Deutsche Asset Management,      o Equity Research Analyst covering        o Joined Deutsche Asset Management
  he was Managing Director of Deutsche Bank          the financial services sector             in 1995, served in DB Private Wealth
  Private Wealth Management and served as head       since 2001.                               Management from 1995-2004; served as
  of U.S. Equity Strategy and manager of the       o Previously served as a member of          US equity portfolio manager at
  U.S. large cap core, value and growth              the Large Cap Core Equity team.           Citigroup Asset Management from
  portfolios and member of the U.S. Investment     o BA, Queens College, CUNY; MS,             2004-2007; rejoined Deutsche Asset
  Committee and head of the Equity Strategy          Zicklin School of Business,               Management in 2007.
  Group.                                             Baruch College.                         o Joined the portfolio in 2009.
o Previous experience includes over 21 years                                                 o BS, Fordham University.
  of experience in trust and investment
  management. Prior to joining Deutsche Bank
  in 1995, managed an equity income fund,
  trust and advisory relationships for
  Princeton Bank & Trust Company, where he was
  also responsible for research coverage of
  the consumer cyclical sector. Previously
  served as a portfolio manager at
  Manufacturer's Hanover Trust Company.
o BA and MBA, Fordham University.








               Please Retain This Supplement for Future Reference



December 7, 2009                                          [DWS INVESTMENTS LOGO]
VS-3629                                                      Deutsche Bank Group